Combined Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017 [1]	Sep. 30, 2016	Dec. 31, 2016
Cash Flows From Operating Activities
Net Income	$ 360	$ 306
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	88	71
Deferred taxes	2	1
Adjustment to equity earnings for cash distributions received	0	(4)
Deferred revenues and other	(2)	9
Other	8	4
Working capital adjustments
Decrease (increase) in accounts receivable	13	(15)
Decrease (increase) in materials and supplies	(1)	(1)
Decrease (increase) in prepaid expenses and other current assets	2	(2)
Increase (decrease) in accounts payable	0	7
Increase (decrease) in accrued interest	2	(17)
Increase (decrease) in deferred revenues	11	5
Increase (decrease) in other accruals	3	7
Net Cash Provided by Operating Activities	486	371
Cash Flows From Investing Activities
Cash and restricted cash received from combination of business	318	0
Collection of loan receivable	8	0
Cash capital expenditures and investments	(308)	(321)
Return of investment from equity affiliates	32	10
Other	0	(24)
Net Cash Provided by (Used in) Investing Activities	50	(335)
Cash Flows From Financing Activities
Net contributions (to) from Phillips 66 (from) to Predecessors	(178)	41
Acquisition of noncontrolling interest in Sweeny Frac LLC	0	(656)
Issuance of debt	1,383	428
Repayment of debt	(1,641)	(686)
Issuance of common units	171	972
Other cash contributions from Phillips 66	16	11
Net Cash Used in Financing Activities	(536)	(67)
Net Change in Cash, Cash Equivalents and Restricted Cash	0	(31)
Cash, cash equivalents and restricted cash at beginning of period	2	50	$ 50
Cash, Cash Equivalents and Restricted Cash at End of Period	2	19	$ 2 [1]
Public | Common Units
Cash Flows From Financing Activities
Quarterly distributions to unitholders	(78)	(41)
Phillips 66 | Non-public | Common Units
Cash Flows From Financing Activities
Quarterly distributions to unitholders	(113)	(86)
General Partner
Cash Flows From Financing Activities
Quarterly distributions to unitholders	$ (96)	$ (50)

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.